Note 7 - Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Change in Asset Retirement Obligation [Table Text Block]
	Year Ended December 31, 2020
	Successor	Predecessors
	August 22, 2020 through December 31, 2020	January 1, 2020 through August 21, 2020	Year Ended December 31, 2019
Beginning asset retirement obligations	$2,398	$2,212	$520
Liabilities incurred from new wells	84	97	1,511
Liabilities settled upon plugging and abandoning wells	(29)	-	(51)
Revision of estimates (a)	(211)	-	160
Accretion of discount	51	89	72
Ending asset retirement obligations	$2,293	$2,398	$2,212